Equity-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
EQUITY-BASED COMPENSATION

Restricted Stock Awards

In connection with the IPO, the Company adopted the RSP Permian, Inc. 2014 Long Term Incentive Plan (the "LTIP") for the employees, consultants and directors of the Company and its affiliates who perform services for the Company.

Share-based compensation expense for restricted stock awards issued to both employees and non-employee directors, which was recorded in "General and administrative expenses" in the accompanying consolidated statements of operations, was $0.8 million for the three months ended March 31, 2014. The Company views restricted stock awards with graded vesting as single awards with an expected life equal to the average expected life and amortize the awards on a straight-line basis over the life of the awards.

The compensation expense for these awards was determined based on the market price of the Company's common stock at the date of grant applied to the total number of shares that were anticipated to fully vest. As of March 31, 2014, the Company had unrecognized compensation expense of $8.9 million related to restricted stock awards which is expected to be recognized over a weighted average period of 2.2 years.

The following table represents restricted stock award activity for the three months ended March 31, 2014:

	Shares	Wtd. Avg. Grant Price
Restricted shares outstanding, beginning of period	—	$—
Restricted shares granted	421,999	23.05
Restricted shares outstanding, end of period	421,999	$23.05

Incentive Units

Pursuant to the LLC Agreement of RSP LLC, certain incentive units are available to be issued to the Company's management and employees, consisting of Tier I, Tier I A, Tier II, Tier III and Tier IV units. The incentive units are intended to be compensation for services rendered to the Company. All incentive units, whether vested or not, are forfeited if payouts are not achieved by a specified date. Tier I and Tier I A incentive units vest ratably over three years but are subject to forfeiture if payout is not achieved. Tier I and Tier I A payout is realized upon the return of members' invested capital and a specified rate of return. Tiers II, III and IV incentive units vest only upon the achievement of certain distribution thresholds for each such Tier and each Tier of the incentive units is subject to forfeiture if the applicable required payouts are not achieved. In addition, vested and unvested units will be forfeited if an incentive unit holder's employment is terminated for cause or if the unitholder voluntarily terminates his or her employment.

In connection with the IPO, the incentive units of RSP LLC became incentive units in RSP Permian Holdco, L.L.C. and therefore based upon distributions to members of RSP Permian Holdco, L.L.C. rather than members of RSP LLC. The terms and conditions of the profits interest awards remained substantially similar to the terms applicable to the incentive unit awards prior to the IPO, including the retention of existing vesting schedules.

The achievement of payout conditions is a performance condition that requires the Company to assess, at each reporting period, the probability that an event of payout will occur. Compensation cost is required to be recognized at such time that the payout terms are probable of being met. At the grant dates and subsequent reporting periods, the Company did not deem as probable that such payouts would be achieved for any Tier of incentive units.

At such time that the occurrence of the performance conditions associated with these incentive units are deemed probable, the Company records a non-cash compensation expense based upon the grant date fair value of the incentive units that are probable of reaching payout as a result of reaching established distribution thresholds. As of December 31, 2013, the unrecognized non-cash compensation expense associated with all tiers of the incentive units was approximately $16.2 million. After successful completion of the IPO, the performance conditions associated with the Tier I, Tier I A and Tier II incentive units were deemed probable of reaching payout, which resulted in the recognition of non-cash compensation expense of approximately $11.2 million. The Tier I A and Tier II incentive units have a remaining unrecognized non-cash compensation expense of approximately $1.5 million which will be amortized over the remaining service period and result in a $0.7 million non-cash compensation expense in the remainder of 2014 and $0.8 million in 2015. The remaining unrecognized non-cash compensation expense related to the Tier III and Tier IV incentive units is approximately $3.5 million and will be recognized when it is deemed that the Tier III and Tier IV incentive units are probable of reaching payout as a result of reaching the established distribution thresholds.